EARNINGS PER SHARE - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings per share:
Net earnings attributable to Bright Scholar Education Holdings Limited	$ 33,700	¥ 241,099	¥ 246,969	¥ 172,050
Earnings available for future distribution | ¥		¥ 241,099	¥ 246,969	¥ 172,050
Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share | shares	122,322,894	122,322,894	122,088,201	104,839,041
Weighted average common shares outstanding used in computing diluted earnings per share | shares	122,430,457	122,430,457	122,186,796	104,839,041
Net earnings per share
Basic | ¥ / shares		¥ 1.97	¥ 2.02	¥ 1.64
Diluted | ¥ / shares		¥ 1.97	¥ 2.02	¥ 1.64